PROPERTY AND EQUIPMENT, NET - Additional Information (Details)			6 Months Ended
	Aug. 04, 2017 USD ($)	Aug. 04, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Payments To Acquire Land Use Right	$ 195,460	¥ 1,361,969
Construction in Progress, Gross			$ 3,321,421			¥ 23,143,654	¥ 21,524,994
Depreciation			57,114	¥ 397,972	¥ 501,837
Gain (Loss) on Disposition of Property Plant Equipment			$ 458	¥ 3,189	¥ 0